ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          LAW AND REGULATION DEPARTMENT
                             3100 SANDERS ROAD, J5B
                           NORTHBROOK, ILLINOIS 60062
                         Direct Dial Number 847.402.2364
                             Facsimile 847.402.3781



Sun Jin Moon                                   Writer's Direct Dial 847 402-2364
Assistant Counsel                                        Facsimile: 847 402-3781



December 3, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE:      Allstate Life Insurance Company of New York ("Registrant")
         File No.333-68344
         CIK No.0000948255

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

         (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497[(c)] under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

         (2) Registrant electronically filed the text of the Amendment with the Commission.


Sincerely,

/s/  Sun Jin Moon

Sun Jin Moon
Assistant Counsel